Long-Term Debt (Schedule of Long Term Debt, Interest Rates and Maturity Dates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term debt	$ 21,965	$ 23,769
Other long-term debt	$ 152	154
FHLB Advances
Debt Instrument [Line Items]
Weighted average maturity of FHLB advances	5 years 6 months
BB&T Corporation
Debt Instrument [Line Items]
Long-term debt	$ 10,836	10,274
BB&T Corporation | Senior Notes | Fixed rate
Debt Instrument [Line Items]
Effective Rate	2.33%
Long-term debt	$ 7,600	7,831
BB&T Corporation | Senior Notes | Fixed rate | Min
Debt Instrument [Line Items]
Stated Rate	1.45%
BB&T Corporation | Senior Notes | Fixed rate | Max
Debt Instrument [Line Items]
Stated Rate	6.85%
BB&T Corporation | Senior Notes | Floating rate
Debt Instrument [Line Items]
Effective Rate	1.67%
Long-term debt	$ 1,898	1,050
BB&T Corporation | Senior Notes | Floating rate | Min
Debt Instrument [Line Items]
Stated Rate	1.55%
BB&T Corporation | Senior Notes | Floating rate | Max
Debt Instrument [Line Items]
Stated Rate	1.82%
BB&T Corporation | Subordinated Notes | Fixed rate
Debt Instrument [Line Items]
Effective Rate	1.53%
Long-term debt	$ 1,338	1,382
BB&T Corporation | Subordinated Notes | Fixed rate | Min
Debt Instrument [Line Items]
Stated Rate	3.95%
BB&T Corporation | Subordinated Notes | Fixed rate | Max
Debt Instrument [Line Items]
Stated Rate	5.25%
Branch Bank | Senior Notes | Fixed rate
Debt Instrument [Line Items]
Effective Rate	1.80%
Long-term debt	$ 4,209	4,071
Branch Bank | Senior Notes | Fixed rate | Min
Debt Instrument [Line Items]
Stated Rate	1.00%
Branch Bank | Senior Notes | Fixed rate | Max
Debt Instrument [Line Items]
Stated Rate	2.85%
Branch Bank | Senior Notes | Floating rate
Debt Instrument [Line Items]
Effective Rate	1.48%
Long-term debt	$ 250	375
Branch Bank | Senior Notes | Floating rate | Min
Debt Instrument [Line Items]
Stated Rate	1.42%
Branch Bank | Senior Notes | Floating rate | Max
Debt Instrument [Line Items]
Stated Rate	1.42%
Branch Bank | Subordinated Notes | Fixed rate
Debt Instrument [Line Items]
Effective Rate	3.48%
Long-term debt	$ 2,138	2,562
Branch Bank | Subordinated Notes | Fixed rate | Min
Debt Instrument [Line Items]
Stated Rate	3.63%
Branch Bank | Subordinated Notes | Fixed rate | Max
Debt Instrument [Line Items]
Stated Rate	3.80%
Branch Bank | Subordinated Notes | Floating rate
Debt Instrument [Line Items]
Effective Rate	3.73%
Long-term debt	$ 262	612
Branch Bank | Subordinated Notes | Floating rate | Min
Debt Instrument [Line Items]
Stated Rate	1.22%
Branch Bank | Subordinated Notes | Floating rate | Max
Debt Instrument [Line Items]
Stated Rate	1.22%
Branch Bank | FHLB Advances
Debt Instrument [Line Items]
Effective Rate	4.20%
Long-term debt	$ 4,118	$ 5,732
Branch Bank | FHLB Advances | Min
Debt Instrument [Line Items]
Stated Rate	0.00%
Branch Bank | FHLB Advances | Max
Debt Instrument [Line Items]
Stated Rate	6.38%